Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 4,887	$ 8,781
Liabilities	(7,276)	(13,918)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	11,740	23,528
Liabilities	(4,949)	(19,360)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(785)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,651	7,839
Liabilities	(2,117)	(7,510)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	10,853	23,396
Liabilities	(4,048)	(19,068)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	236	942
Liabilities		(187)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	887	132
Liabilities	(901)	(292)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	$ (4,374)	$ (6,221)